Related Party Relationships and Transactions - Additional Information (Detail) - INR (₨)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of transactions between related parties [line items]
Holding percentage	100.00%
Investment in associates	₨ 0	₨ 0
Drivestream Inc [member]
Disclosure of transactions between related parties [line items]
Ownership interest	43.70%
Denim Group Limited [member]
Disclosure of transactions between related parties [line items]
Ownership interest	33.00%
Denim Group LLC [member]
Disclosure of transactions between related parties [line items]
Ownership interest	33.30%
Wipro Arabia Co. Limited [member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest by Wipro Arabia Co. Limited	66.67%
Wipro Doha LLC [member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest by local shareholder	51.00%
Women's Business Park Technologies Limited [member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest by Wipro Arabia Co. Limited	55.00%